Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Information about Activities Subject to Rate Regulation
Schedule of Detailed Information about Service Concession Arrangements he following tables list the concessions and licenses as at December 31, 2018 to use spectrum for mobile services and selected other applications in each country.

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	800	MHz	20		2031
	900	MHz	29.6		2030
	1800	MHz	40		2030
	1900	MHz	5		2020	(1)
	2100	MHz	29.6		2020	(1)
	2600	MHz	40		2030
	2600	MHz	20	(2)	2030
	2600	Mhz	10	(3)	2030
	3.5	GHz	40		2020	(1)
	3.7	GHz	50		2038
United Kingdom	800	MHz	20		Indefinite	(4)
	900	MHz	34.8		Indefinite
	1800	MHz	11.6		Indefinite
	1900	MHz	5		Indefinite
	2100	MHz	20		Indefinite
	2300	MHz	40		Indefinite	(4)
	3.5	GHz	40		Indefinite	(4)
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1800	MHz	20		2033
	1800	MHz	20		2025
	1900	MHz	5		2025
	1900	MHz	5		2020
	2000	MHz	14.2		2025
	2100	MHz	39.6		2020	(5)
	2100	MHz	29.7		2025	(5)
	2600	MHz	60		2025
	2600	MHz	20		2025
	3.5	GHz	42		2021	(5)
(1) Additional 10 years license extension until 2030.
(2) Regional licenses in Madrid and Melilla.
(3) National license excluding Madrid and Melilla
(4) In its initial term of 20 years, will be renewed automatically after it (indefinite licenses)
(5) 2100MHz and 3.5GHz bands will be auctioned in 2019.

BRAZIL (9)	Frequency		Bandwidth (MHz)		Year of Exp. Date
	450	MHz	14	(1)	2027
	700	MHz	20		2029
	850	MHz	25	(2)	2020-2028	(3)
	900	MHz	5	(4)	2020-2023	(5)
	1800	MHz	20-50	(6)	2020-2023	(5)
	2100	MHz	30		2023
	2500	MHz	40	(7)	2027-2031	(8)
(1) SP State (towns with CN 13 to 19), MG and North East (AL, CE, PB, PE, PI, RN e SE).
(2) Except regions 2', 4', 6', 7' and 10.
(3) Regional licenses: expiration and renewal dates are dependent on the region. The license in Rio de Janeiro is due to expire in 2020.
(4) Only in regions 3, 4, 4', 5, 6, 7, 8 and 9. Not in regions 1, 2, 2', 5', 6', 7' and 10.
(5) Regional licenses: expiration and renewal dates are dependent on the region. The license in MG Interior is the first to reach its renewal date in 2020.
(6) 20MHz in regions 1,2`,3,3`,4,5,6,7 and 9, 25MHz in regions 2 and 8, 30MHz in regions 4` and 5`, 45MHz in region 7` and 50 MHz in regions 6`, 7`` and 10
(7) 40MHz in all regions of Brazil and additional 20MHz in the cities of São Paulo, Rio de Janeiro, Florianópolis, Porto Alegre, Caxias do Sul, Palmas e Dourados
(8) Spectrum acquired in 2012 will expire in 2027, and spectrum acquired in 2015 will expire in 2031.
(9) Regional codes are included in Annex 1.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2033
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1900	MHz (AMBA)	20	Indefinite
	1900	MHz (Norte)	50	Indefinite
	1900	MHz (Sur)	25	Indefinite
	1700	MHz/2100 MHz	20	2033
	2600	MHz	30	2035	(1)
	3.5	GHz	50	Indefinite	(2)
Chile	700	MHz	20	2045	(3)
	850	MHz	25	Indefinite
	1900	MHz	30	2032/2033	(4)
	2600	MHz	40	2043
	2600	MHz	12	2038	(5)
	3.5	GHz	50	2037	(3) ; (6)
Colombia	850	MHz	25	2024
	1700	MHz/2100 MHz	30	2023
	1900	MHz	15	2024
	1900	MHz	15	2021
Ecuador	850	MHz	25	2023
	1,900	MHz	60	2023
Mexico(7)	850	MHz (Reg. 1, 2, 3, 4)	20	2025
	850	MHz (Monterrey and surroundings)	1.92	2025
	1900	MHz (Reg. 1)	40	2018/2030	(8)
	1900	MHz (Reg. 2)	50	2018/2030	(9)
	1900	MHz (Reg. 3 and 7)	60	2018/2025/2030	(10)
	1900	MHz (Reg. 4)	50	2018/2030	(11)
	1900	MHz (Reg. 5)	50	2018/2025/2030	(12)
	1900	MHz (Reg. 6)	60	2018/2030	(13)
	1900	MHz (Reg.8 - Guerrero, Oaxaca, Puebla,Tiaxcala and Veracruz)	60	2018/2030	(14)
	1900	MHz (Reg. 9 – México D.F.)	70	2018/2025/2030	(15)
	2600	MHz (National)	40	2038
Peru	450	MHz	10	2028	(16)
	700	MHz	30	2036
	850	MHz	25	2030	(17)
	900	MHz (Lima and Callao)	10	2028
	900	MHz (Rest of provinces)	16	2028	(18)
	1700	MHz/2100 MHz	40	2033
	1900	MHz (Lima and Callao)	25	2030
	1900	MHz (Rest of provinces)	25	2018	(19)
	3.5	GHz	50	2027	(16)
Uruguay	700	MHz	30	2037
	850	MHz	25	2024
	1900	MHz	20	2022/2024	(20)
	1900	MHz	40	2033
Venezuela	850	MHz	25	2022
	1900	MHz	50	2022
	1700	MHz/2100 MHz	20	2022
	2600	MHz	40	2029
	3.5	GHz	50	2026	(16)
Costa Rica	850	MHz	10.6	2026
	1800	MHz	30	2026
	1800	MHz	20	2032

	2100	MHz	20	2026
	2100	MHz	20	2032
El Salvador	850	MHz	25	2038
	1900	MHz	30	2021	(21)
Guatemala	1900	MHz	80	2034
Nicaragua	700	MHz	40	2023
	850	MHz	25	2023
	1900	MHz	60	2023
	1700	MHz/2100 MHz	40	2023
Panama	700	MHz	20	2036
	850	MHz	25	2036	(22)
	1900	MHz	20	2036	-22
(1) License covering 65% of the population. Spectrum still being cleaned and assigned in certain regions.
(2) Local licenses.. Restricted to Fixed services.
(3) For more details on current 700 MHz and 3.5 GHz holdings situation, please refer to the Risk Factors Section.
(4) 20 MHz expires in November 2032; 10 MHz in April 2033.
(5) License in Santiago de Chile Metropolitan Region.
(6) License in Aysén and Punta Arenas Regions.
(7) Regional codes are included in Annex 2.
(8) 30 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 10 MHz in 2030.
(9) 30 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 20 MHz in 2030.
(10) 10 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 20 MHz expires in 2025; 30 MHz expires in 2030.
(11) 40 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 10 MHz in 2030.
(12) 10 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 20 MHz expires in 2025; 20 MHz expires in 2030.
(13) 30 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 30 MHz expires in 2030.
(14) 30 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 30 MHz expires in 2030.
(15) 30 MHz expires in 2018, started the renewal process and an outcome is expected on 2Q 2019; 10 MHz expires in 2025; 30 MHz expires in 2030.
(16) Restricted to Fixed services.
(17) Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(18) Used in rural areas.
(19) Under review. Extension requested on May 30, 2016. According to the law, the license maintains its validity until the Ministry of Transport and Communications decides.
(20) 10 MHz expires in 2022; 10 MHz in 2024.
(21) Started the process to extend the license period.
(22) Renewal agreement reached in February 2014.